STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock IPO	Common Stock Private placement	Common Stock	Additional paid-in capital IPO	Additional paid-in capital Private placement	Additional paid-in capital	Accumulated Deficit	IPO	Private placement	Over-allotment option	Total
Balance at the beginning at Dec. 31, 2023			$ 216			$ 24,784	$ (1,782)				$ 23,218
Balance at the beginning (in shares) at Dec. 31, 2023			2,156,250
Issuance of additional founder shares			$ 14			1,652	(1,666)
Issuance of additional founder shares (in shares)			143,750
Net Income (loss)							(25,850)				(25,850)
Balance at the end at Dec. 31, 2024			$ 230			26,436	(29,298)				(2,632)
Balance at the end (in shares) at Dec. 31, 2024			2,300,000
Issuance of units	$ 800	$ 24	$ 4	$ 79,999,200	$ 2,482,976	96		$ 80,000,000	$ 2,483,000		100
Issuance of units (in shares)	8,000,000	248,300	40,000					8,000,000	248,300	40,000
Sale of 1,000,000 $15 strike warrants in private placement					$ 100,000				$ 100,000
Issuance of advisor units			$ 1								1
Issuance of advisor units (in shares)			7,500
Reclassification of offering costs						(1,481,032)					(1,481,032)
Common shares subject to possible redemption			$ (800)			(80,799,200)					(80,800,000)
Accretion of common shares subject to possible redemption						$ (328,476)	(1,008,412)				(1,336,888)
Forfeiture of founder shares due to no over-allotment exercise by underwriter (in shares)			(300,000)
Net Income (loss)							1,426,980				1,426,980
Balance at the end at Dec. 31, 2025			$ 259				$ 389,270				$ 389,529
Balance at the end (in shares) at Dec. 31, 2025			10,295,800